UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [X]; Amendment Number: 0001050463-99-000026 This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

Name:  Morgan Dempsey Capital Management
Address:  1511 W. Market Street
          Mequon, WI  53092

Form 13F File Number:  028-06620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Jolie Keller
Title:		Authorized Signatory
Phone:		(262) 241-1561

Signature, Place, and Date of Signing:

/s/ Jolie Keller
-----------------------   ------------------------    -------------------
Jolie Keller		  Mequon, WI                   March 11, 2004
Authorized Signatory

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		136,332 (in thousands)
FORM 13F INFORMATION TABLE

                           Title of             Value  Shares/  Sh/  Put/  Invstmt Other Voting Authority
Name of Issuer              Class     Cusip    (x1000) Prn Amt. Prn  Call   Discr   Mgrs   Sole  Share  None
ADC TELECOMMUNICATIONS INC.  Com    000886101     3,414  81,395  Sh         Sole           81,395
AFLAC INC.                   Com    001055102     2,834  67,675  Sh         Sole           67,675
AMERICA ONLINE               Com    02364J104     2,857  27,455  Sh         Sole           27,455
AMERICAN EXPRESS CO.         Com    025816109       217   1,609  Sh         Sole            1,609
AMERICAN INTL GROUP COM      Com     02687410       967  11,122  Sh         Sole           11,122
AVERY DENNISON CORP COM      Com     05361110     3,213  60,915  Sh         Sole           60,915
BEST BUY INC.                Com    086516101     4,805  77,507  Sh         Sole           77,507
BIOGEN INC                   Com    090597105     3,376  42,840  Sh         Sole           42,840
BIOMET INC COM               Com    090613100       219   8,340  Sh         Sole            8,340
BRISTOL-MYERS SQUIBB         Com     11012210       302   4,473  Sh         Sole            4,473
CISCO SYS INC COM            Com    17275R102     1,053  15,361  Sh         Sole           15,361
COUNTRYWIDE CR IND DEL COM   Com     22237210     2,701  83,752  Sh         Sole           83,752
DELL COMPUTER CORP COM       Com    247025109       618  14,775  Sh         Sole           14,775
DONALDSON LUFKIN & JENRETTE  Com    257661108     2,086  52,715  Sh         Sole           52,715
E*TRADE GROUP INC.           Com    269246104       660  28,075  Sh         Sole           28,075
EMERSON ELECTRIC CO.         Com     29101110       245   3,875  Sh         Sole            3,875
EXXON CORP                   Com     30229010       306   4,030  Sh         Sole            4,030
F&M BANCORPORATION           Com     30237110       280   8,065  Sh         Sole            8,065
FISERV, INC.                 Com     33773810     4,038 124,246  Sh         Sole          124,246
GENERAL ELEC CO              Com     36960410     1,220  10,287  Sh         Sole           10,287
GEORGIA PACIFIC CORP.        Com    373298108     3,850  95,215  Sh         Sole           95,215
HARRAH'S ENTRTAINMENT INC.   Com    413619107     3,910 140,915  Sh         Sole          140,915
HOME DEPOT                   Com    437076102       429   6,245  Sh         Sole            6,245
INTEL CORP                   Com     45814010       528   7,102  Sh         Sole            7,102
INTL BUSINESS MACHINES       Com    459200101       448   3,700  Sh         Sole            3,700
JABIL CIRCUIT INC.           Com    478160104     2,898  58,545  Sh         Sole           58,545
JOHNSON & JOHNSON            Com     47816010       256   2,788  Sh         Sole            2,788
KERR MCGEE                   Com    492386107     4,284  77,800  Sh         Sole           77,800
KOHLS CORP                   Com    500255104       512   7,739  Sh         Sole            7,739
LCA-VISION INC.              Com    501803209       373  70,200  Sh         Sole           70,200
LUCENT TECHNOLOGIES          Com     54946310     6,405  98,729  Sh         Sole           98,729
MANDALAY RESORT GROUP        Com    562567107     3,418 173,070  Sh         Sole          173,070
MARSHALL & ILSLEY CORP       Com     57183410     3,488  61,128  Sh         Sole           61,128
MAXIM INTEGRATED PRODUCTS I  Com    57772K101     4,845  76,795  Sh         Sole           76,795
MCI WORLDCOM                 Com    55268B106       924  12,858  Sh         Sole           12,858
MEDTRONIC INC COM            Com     58505510       357  10,030  Sh         Sole           10,030
MERCK & CO INC               Com     58933110       270   4,159  Sh         Sole            4,159
MERRILL LYNCH & CO INC COM   Com    590188108       283   4,200  Sh         Sole            4,200
MICROSOFT CORP               Com     59491810       915  10,098  Sh         Sole           10,098
MOLEX, INC.                  Com     60855410       265   7,296  Sh         Sole            7,296
MORGAN STANLEY DEAN WITTER   Com     61744644       309   3,470  Sh         Sole            3,470
MOTOROLA INC.                Com    620076109       224   2,550  Sh         Sole            2,550
NATIONAL COMPUTER SYSTEMS,   Com    635519101     3,193  83,260  Sh         Sole           83,260
NOBLE DRILLING CORP.         Com    655042109     2,910 133,045  Sh         Sole          133,045
NORTHERN TRUST CORP.         Com    665859104     3,469  41,545  Sh         Sole           41,545
OMNICOM GROUP INC            Com     68191910     4,890  61,748  Sh         Sole           61,748
ORACLE SYSTEMS CORP.         Com    68389x105       338   7,420  Sh         Sole            7,420
OSHKOSH TRUCK CORP.          Com    688239201       405  15,219  Sh         Sole           15,219
PFIZER INC COM               Com     71708110       324   9,030  Sh         Sole            9,030
PROCTOR & GAMBLE CO.         Com    742718109       231   2,467  Sh         Sole            2,467
ROYAL DUTCH PETROLEUM        Com     78025804       226   3,830  Sh         Sole            3,830
S&P 400 MIDCAP DEP RECPT     Com    595635103     1,732  24,117  Sh         Sole           24,117
SANMINA CORP.                Com    800907107     3,799  49,095  Sh         Sole           49,095
SBC COMMUNICATIONS INC       Com     78387G10       310   6,066  Sh         Sole            6,066
SCHLUMBERGER LTD.            Com    806857108       572   9,175  Sh         Sole            9,175
SMITHFIELD FOODS INC.        Com    832248108     2,685 100,390  Sh         Sole          100,390
SOLECTRON CORP.              Com    834182107     3,371  46,940  Sh         Sole           46,940
SOUTHTRUST CORP.             Com    844730101     1,693  47,182  Sh         Sole           47,182
STAPLES, INC.                Com    855030102       302  13,832  Sh         Sole           13,832
STATE STREET BOSTON CORP     Com     85747710     2,481  38,390  Sh         Sole           38,390
SUN MICROSYSTEMS INC.        Com    866810104       714   7,675  Sh         Sole            7,675
SYBRON INTL CORP-WISCONSIN   Com    87114F106       481  17,905  Sh         Sole           17,905
SYMANTEC CORP.               Com    871503108     3,332  92,635  Sh         Sole           92,635
TELEPHONE & DATA SYSTEMS     Com    879433100     5,242  59,025  Sh         Sole           59,025
TYCO INTL                    Com    902124106     7,164  69,381  Sh         Sole           69,381
USWEB CORP.                  Com    917327108     4,970 144,840  Sh         Sole          144,840
VERITY INC.                  Com    92343c106     4,581  66,575  Sh         Sole           66,575
WALMART STORES INC.          Com    931142103       542  11,400  Sh         Sole           11,400
WEYERHAUSER CO.              Com    962166104     1,773  30,765  Sh         Sole           30,765
                                                136,332
